Operating expenses - Disclosure of Payroll Costs (Details) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€) employee	Jun. 30, 2021 EUR (€) employee	Dec. 31, 2021 EUR (€)
Analysis of income and expense [abstract]
Wages and salaries	€ (6,711)	€ (5,939)
Payroll taxes	(2,531)	(2,574)
Share-based payments	(1,360)	(1,398)
Retirement benefit obligations	(38)	(42)	€ (84)
Total payroll costs	€ (10,640)	€ (9,953)
Average headcount | employee	101	93
End-of-period headcount | employee	103	98